STOCKHOLDERS’ EQUITY (DEFICIT)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
STOCKHOLDERS’ EQUITY (DEFICIT)

NOTE 10—STOCKHOLDERS’ EQUITY (DEFICIT)

Preferred Stock

As of December 31, 2024 and 2023, the Company was authorized to issue 10,000,000 preferred shares. As of December 31, 2024 and 2023, the Company had no preferred shares issued and outstanding.

Common Stock

As of December 31, 2024 and 2023, the Company was authorized to issue 100,000,000 common shares. As of December 31, 2024, the Company had 6,050,148 and 6,029,648 common shares issued and outstanding, respectively. As of December 31, 2023, the Company had 4,617,798 common shares issued and outstanding.

During the year ended December 31, 2024, the Company issued 45,636 shares of common stock for compensation to employees valued at $55,478.

During the year ended December 31, 2024, the Company issued 64,996 shares of common stock for services valued at $79,620.

During the year ended December 31, 2023, the Company issued 89,143 shares of common stock for compensation to employees valued at $407,635.

During the year ended December 31, 2023, the Company issued 94,059 shares of common stock for services valued at $413,350.

Initial Public Offering

On May 31, 2024, the Company entered into an underwriting agreement with WallachBeth Capital, LLC, as representative (the “Representative”) of the underwriters in connection with the initial public offering for sale of an aggregate of 1,240,910 units at a price to the public of $5.50 per share. Each unit offered under the underwriting agreement consisted of one share of common stock, one tradeable warrant to purchase one share of common stock with an exercise price of $6.33 and a five-year exercise term; and one non-tradeable warrant to purchase one-half of one share of common stock with an exercise price of $6.33 and a five-year exercise term.

The underwriting agreement also provided for the issuance of 83,639 warrants to the Representative with an exercise price of $6.33 and a five-year exercise term.

In addition, the underwriters partially exercised its over-allotment option, resulting in the issuance of 76,538 tradeable warrants and 76,538 non-tradeable warrants.

On June 3, 2024, the IPO was completed, resulting in the issuance of 1,240,910 units. As a result of the IPO, the Company received gross proceeds of approximately $6.8 million before deducting underwriting discounts and offering expenses. After deducting these and other offering expenses, the Company received net proceeds of approximately $5.9 million.

On June 3, 2024, in accordance with the terms of the 10% OID promissory note agreements, the Company issued each note holder common stock equal to the principal amount of the notes at the IPO price of $5.50 per share, totaling 80,808 shares of restricted common stock, with a fair value of $214,949 or $2.66 per share. These shares are subject to a 90-day lock-up agreement from the date of issuance.

The common stock and tradeable warrants are trading on the Nasdaq Capital Market, under the symbols “KDLY” and “KDLYW,” respectively.

Treasury Stock

On October 15, 2024, the Board of Directors of the Company approved the adoption of a Stock Repurchase Program through which the Company may purchase up to $500,000 worth of shares of its common stock from time to time, as market conditions warrant. The Company’s repurchases may be made in the open market, in privately negotiated transactions, or otherwise in accordance with applicable securities laws and other requirements. The amount and timing of any repurchases will be determined at management’s discretion and depend on a variety of factors, including business, economic and market conditions, regulatory requirements, prevailing stock prices and other considerations. The share repurchase program has no time limit, does not obligate the Company to repurchase any dollar amount or number of shares of common stock, and may be amended, suspended or discontinued at any time.

As of April 28, 2025, the Company has retired 28,000 shares of treasury stock and holds no shares in treasury.

Stock Options

On September 15, 2023, the Company granted an option to purchase 3,000 shares of common stock pursuant to an employment agreement. The stock options have an exercise price of $7.00 per share and vest immediately. The Company has calculated the estimated fair market value of these options at $7,050 using the Black-Scholes pricing model.

During the year ended December 31, 2024, the Company granted options to purchase 142,070 shares of common stock to certain individuals. The stock options have an exercise price ranging from $1.24 to $5.50 per share, with vesting dates ranging from immediate to three years. The Company has calculated the total estimated fair market value of these options at $165,800 using the Black-Scholes pricing model.

Below is a table summarizing the changes in stock options outstanding during the years ended December 31, 2024 and 2023:

	Stock Options	Weighted-Average Exercise Price
Outstanding at December 31, 2022	-	$-
Granted	3,000	7.00
Forfeited	-	-
Outstanding at December 31, 2023	3,000	$-
Granted	142,070	3.04
Forfeited	(860)	(5.50)
Outstanding at December 31, 2024	144,210	$3.11
Exercisable at December 31, 2024	93,456	$3.56

Stock-based compensation expense of $105,817 and $7,050 was recorded during the years ended December 31, 2024 and 2023, respectively. As of December 31, 2024, the remaining unrecognized compensation cost related to non-vested options is $58,791.

As of December 31, 2024, the outstanding stock options have a weighted average remaining contractual life of 6.73 years and a total intrinsic value of $0.

Warrants

As further disclosed above, on June 3, 2024, the IPO was completed, resulting in the issuance of 1,240,910 units. Each unit offered under the underwriting agreement consists of one share of common stock, one tradeable warrant to purchase one share of common stock with an exercise price of $6.33 and a five-year exercise term; and one non-tradeable warrant to purchase one-half of one share of common stock with an exercise price of $6.33 and a five-year exercise term.

The underwriting agreement also provided for the issuance of 83,639 warrants to the Representative with an exercise price of $6.33 and a five-year exercise term. In addition, the underwriters partially exercised its over-allotment option, resulting in the issuance of 76,538 Tradeable Warrants and 76,538 Non-tradeable Warrants with an exercise price of $6.33 and a five-year exercise term.

Below is a table summarizing the changes in warrants outstanding during the year ended December 31, 2024:

	Warrants	Weighted-Average Exercise Price
Outstanding at December 31, 2023	-	$-
Granted	2,718,535	6.33
Forfeited	-	-
Outstanding at December 31, 2024	2,718,535	$6.33
Exercisable at December 31, 2024	2,718,535	$6.33

As of December 31, 2024, the outstanding warrants have a weighted average remaining contractual life of 4.42 years and a total intrinsic value of $0.